Revenues - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Location, Statement of Financial Position, Balance [Axis]: us-gaap:OtherAssetsCurrent
Revenue, Major Customer [Line Items]
Capitalized Contract Cost, Net	$ 1,239,819		$ 1,107,956
Voyage Charter Revenues [Member]
Revenue, Major Customer [Line Items]
Revenues	18,700,000	$ 9,400,000
Revenue, Remaining Performance Obligation, Amount	16,000,000		10,800,000
Receivables net current	$ 2,800,000		$ 5,300,000